UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
MANAGEMENT INVESTMENT COMPANIES

INVESTMENT COMPANY ACT FILE NUMBER: 811-22047

EXACT NAME OF REGISTRANT AS SPECIFIED IN CHARTER:	Calamos Global Dynamic Income Fund

ADDRESS OF PRINCIPAL EXECUTIVE OFFICES:	2020 Calamos Court, Naperville, Illinois 60563-2787

NAME AND ADDRESS OF AGENT FOR SERVICE:	John P. Calamos, Sr., Founder, Chairman and Global Chief Investment Officer Calamos Advisors LLC, 2020 Calamos Court, Naperville, Illinois 60563-2787

REGISTRANT’S TELEPHONE NUMBER, INCLUDING AREA CODE: (630) 245-7200

DATE OF FISCAL YEAR END: October 31, 2018

DATE OF REPORTING PERIOD: July 31, 2018

Calamos Global Dynamic Income Fund

SCHEDULE OF INVESTMENTS JULY 31, 2018 (UNAUDITED)

PRINCIPAL AMOUNT		VALUE
CORPORATE BONDS (23.1%)
	Consumer Discretionary (3.5%)
260,000	AV Homes, Inc.µ
	6.625%, 05/15/22	$268,146
335,000	Beverages & More, Inc.*
	11.500%, 06/15/22	268,136
355,000	Boyd Gaming Corp.*
	6.000%, 08/15/26	357,749
390,000	Caesars Resort Collection, LLC /
	CRC Finco, Inc.*^
	5.250%, 10/15/25	376,003
	CCO Holdings, LLC / CCO
	Holdings Capital Corp.
610,000	5.125%, 05/01/27*^	583,273
285,000	5.750%, 09/01/23µ	290,079
135,000	5.000%, 02/01/28*^	126,965
	Century Communities, Inc.
611,000	6.875%, 05/15/22µ	625,304
190,000	5.875%, 07/15/25	179,699
950,000	Dana Financing Luxembourg
	Sarl*~
	6.500%, 06/01/26	964,084
	DISH DBS Corp.
525,000	6.750%, 06/01/21µ	529,258
520,000	5.875%, 11/15/24µ^	434,639
330,000	7.750%, 07/01/26^	288,826
700,000	Eldorado Resorts, Inc.^
	6.000%, 04/01/25	709,968
350,000	ESH Hospitality, Inc.*^
	5.250%, 05/01/25	339,903
190,000	GameStop Corp.*^
	6.750%, 03/15/21	193,843
	GLP Capital, LP / GLP Financing
	II, Inc.µ
350,000	5.250%, 06/01/25	357,334
150,000	5.750%, 06/01/28^	152,884
310,000	goeasy, Ltd.µ*
	7.875%, 11/01/22	326,063
365,000	Guitar Center Escrow Issuer, Inc.*
	9.500%, 10/15/21	357,966
1,145,000	L Brands, Inc.µ
	6.875%, 11/01/35	987,849
235,000	Lennar Corp.µ
	6.625%, 05/01/20	246,059
340,000	M/I Homes, Inc.
	5.625%, 08/01/25	321,006
750,000	Mattel, Inc.*^
	6.750%, 12/31/25	729,270
350,000	Mclaren Finance, PLCµ*
	5.750%, 08/01/22	348,439
180,000	Mediacom Broadband, LLC /
	Mediacom Broadband Corp.µ
	5.500%, 04/15/21	181,655
	Meritage Homes Corp.µ
800,000	7.150%, 04/15/20	839,192
652,000	7.000%, 04/01/22	704,219
345,000	Penske Automotive Group, Inc.
	5.500%, 05/15/26	337,163
	PetSmart, Inc.*^
460,000	5.875%, 06/01/25	365,012
65,000	8.875%, 06/01/25	44,753
	Rite Aid Corp.
745,000	7.700%, 02/15/27	653,246
215,000	6.125%, 04/01/23*^	216,906
PRINCIPAL AMOUNT		VALUE
1,511,000	Royal Caribbean Cruises, Ltd.^
	7.500%, 10/15/27	$1,810,919
560,000	Salem Media Group, Inc.µ*
	6.750%, 06/01/24	508,606
440,000	Sally Holdings, LLC / Sally
	Capital, Inc.^
	5.625%, 12/01/25	411,754
1,000,000	Service Corp. International~
	8.000%, 11/15/21	1,113,970
400,000	Sotheby’s*
	4.875%, 12/15/25	383,964
295,000	VOC Escrow, Ltd.µ*^
	5.000%, 02/15/28	284,148
		18,218,252

	Consumer Staples (1.2%)
145,000	Albertsons Companies, Inc.µ*^‡
	6.085%, 01/15/24
	3 mo. USD LIBOR + 3.75%	146,899
390,000	Albertsons Companies, LLC /
	Safeway, Inc. / New Albertson’s,
	Inc. / Albertson’s, LLC^
	5.750%, 03/15/25	351,363
610,000	Fresh Market, Inc.µ*
	9.750%, 05/01/23	433,362
	JBS USA LUX, SA / JBS USA
	Finance, Inc.*
1,745,000	7.250%, 06/01/21µ	1,764,361
840,000	5.750%, 06/15/25~	791,553
525,000	6.750%, 02/15/28^	500,152
	New Albertson’s, Inc.
430,000	7.450%, 08/01/29^	358,377
180,000	8.000%, 05/01/31	153,779
100,000	7.750%, 06/15/26	87,288
	Pilgrim’s Pride Corp.*
570,000	5.875%, 09/30/27^	535,926
145,000	5.750%, 03/15/25	139,203
	Post Holdings, Inc.*^
310,000	5.750%, 03/01/27	302,696
72,000	5.625%, 01/15/28	68,779
	Simmons Foods, Inc.µ*
216,000	7.750%, 01/15/24	223,629
170,000	5.750%, 11/01/24	140,855
		5,998,222

	Energy (4.3%)
110,000	Berry Petroleum Company, LLC*^
	7.000%, 02/15/26	114,650
210,000	Bruin E&P Partners, LLC*
	8.875%, 08/01/23	212,286
365,000	Buckeye Partners, LP^‡
	6.375%, 01/22/78
	3 mo. USD LIBOR + 4.02%	336,494
725,000	Calfrac Holdings, LP*
	8.500%, 06/15/26	700,897
540,000	California Resources Corp.*^
	8.000%, 12/15/22	486,014
583,000	Carrizo Oil & Gas, Inc.^
	6.250%, 04/15/23	594,934
350,000	Chaparral Energy, Inc.*
	8.750%, 07/15/23	351,871
380,000	Chesapeake Energy Corp.^
	8.000%, 01/15/25	389,903
70,000	CONSOL Energy, Inc.*
	11.000%, 11/15/25	77,590

See accompanying Notes to Schedule of Investments

Calamos Global Dynamic Income Fund

SCHEDULE OF INVESTMENTS JULY 31, 2018 (UNAUDITED)

PRINCIPAL AMOUNT		VALUE
630,000	DCP Midstream Operating, LPµ*‡
	5.850%, 05/21/43
	3 mo. USD LIBOR + 3.85%	$578,923
155,000	DCP Midstream, LP^‡
	7.375%, 12/15/22
	3 mo. USD LIBOR + 5.15%	153,996
	Denbury Resources, Inc.^
310,000	5.500%, 05/01/22	281,644
225,000	9.250%, 03/31/22*	238,854
135,000	Diamond Offshore Drilling, Inc.^
	7.875%, 08/15/25	140,343
	Energy Transfer Equity, LP^
500,000	5.875%, 01/15/24	522,423
300,000	5.500%, 06/01/27	307,887
800,000	Energy Transfer Partners, LPµ^‡
	5.361%, 11/01/66
	3 mo. USD LIBOR + 3.02%	693,552
	Enterprise Products Operating,
	LLCµ‡
570,000	4.875%, 08/16/77^
	3 mo. USD LIBOR + 2.99%	545,396
155,000	5.375%, 02/15/78
	3 mo. USD LIBOR + 2.57%	145,574
	EP Energy, LLC / Everest
	Acquisition Finance, Inc.*^
295,000	7.750%, 05/15/26	301,673
255,000	9.375%, 05/01/24	210,392
	Genesis Energy, LP / Genesis
	Energy Finance Corp.
375,000	6.250%, 05/15/26	354,141
360,000	6.500%, 10/01/25^	349,310
	Gulfport Energy Corp.^
325,000	6.375%, 05/15/25	317,369
225,000	6.000%, 10/15/24	219,272
285,000	Halcon Resources Corp.
	6.750%, 02/15/25	265,707
400,000	HighPoint Operating Corp.µ
	7.000%, 10/15/22	402,280
480,000	Lonestar Resources America,
	Inc.*
	11.250%, 01/01/23	516,602
350,000	Magnolia Oil & Gas Operating,
	LLC / Magnolia Oil & Gas Finance
	Corp.*
	6.000%, 08/01/26	352,569
285,000	McDermott Technologies
	Americas, Inc. / McDermott
	Technology U.S., Inc.µ*
	10.625%, 05/01/24	296,049
135,000	Moss Creek Resources Holdings,
	Inc.*
	7.500%, 01/15/26	132,648
1,500,000	MPLX, LP^
	4.875%, 06/01/25	1,559,003
35,000	Nabors Industries, Inc.*^
	5.750%, 02/01/25	33,150
260,000	Oasis Petroleum, Inc.*
	6.250%, 05/01/26	261,379
365,000	Par Petroleum, LLC / Petroleum
	Finance Corp.*
	7.750%, 12/15/25	369,745
365,000	PDC Energy, Inc.µ^
	5.750%, 05/15/26	361,596
300,000	Petroleum Geo-Services, ASA*^
	7.375%, 12/15/20	303,207
PRINCIPAL AMOUNT		VALUE
365,000	Plains All American Pipeline,
	LPµ‡
	6.125%, 11/15/22
	3 mo. USD LIBOR + 4.11%	$357,685
145,000	QEP Resources, Inc.^
	5.625%, 03/01/26	139,874
4,000,000	SEACOR Holdings, Inc.µ
	7.375%, 10/01/19	4,140,840
545,000	SESI, LLC^
	7.750%, 09/15/24	563,819
150,000	SM Energy Company^
	6.750%, 09/15/26	153,339
290,000	Southwestern Energy Company^
	7.500%, 04/01/26	301,355
245,000	Sunoco, LP / Sunoco Finance
	Corp.*
	5.500%, 02/15/26	234,439
75,000	Targa Resources Partners, LP /
	Targa Resources Partners
	Finance Corp.*^
	5.875%, 04/15/26	76,737
75,000	TransMontaigne Partners, LP /
	TLP Finance Corp.
	6.125%, 02/15/26	74,366
75,000	Transocean Pontus, Ltd.*
	6.125%, 08/01/25	76,407
345,000	Transocean, Inc.*
	7.500%, 01/15/26	353,694
365,000	Vine Oil & Gas, LP / Vine Oil &
	Gas Finance Corp.*^
	8.750%, 04/15/23	338,362
474,302	W&T Offshore, Inc.µ*
	9.000%, 05/15/20
	10.750% PIK rate	483,461
765,000	Weatherford International, Ltd.µ^
	8.250%, 06/15/23	762,185
375,000	Whiting Petroleum Corp.^
	6.625%, 01/15/26	388,513
	WildHorse Resource
	Development Corp.
470,000	6.875%, 02/01/25	476,507
145,000	6.875%, 02/01/25*	147,145
		22,548,051

	Financials (3.1%)
715,000	Acrisure, LLC / Acrisure Finance,
	Inc.*
	7.000%, 11/15/25	649,277
1,120,000	Ally Financial, Inc.^
	8.000%, 11/01/31	1,355,508
350,000	Amwins Group, Inc.*^
	7.750%, 07/01/26	366,672
650,000	Ardonagh Midco 3, PLCµ*
	8.625%, 07/15/23	665,623
550,000	AssuredPartners, Inc.*^
	7.000%, 08/15/25	532,906
375,000	Bank of America Corp.µ^‡
	5.875%, 03/15/28
	3 mo. USD LIBOR + 2.93%	371,809
375,000	Bank of Nova Scotia^‡
	4.650%, 10/12/22
	3 mo. USD LIBOR + 2.65%	342,611
745,000	Charles Schwab Corp.µ‡
	5.000%, 12/01/27
	3 mo. USD LIBOR + 2.58%	722,404

See accompanying Notes to Schedule of Investments

Global Dynamic Income Fund

SCHEDULE OF INVESTMENTS JULY 31, 2018 (UNAUDITED)

PRINCIPAL AMOUNT		VALUE
425,000	CyrusOne, LP / CyrusOne
	Finance Corp.µ
	5.375%, 03/15/27	$423,113
675,000	Dell International, LLC / EMC
	Corp.*^
	6.020%, 06/15/26	714,302
360,000	Discover Financial Servicesµ^‡
	5.500%, 10/30/27
	3 mo. USD LIBOR + 3.08%	353,299
240,000	Equinix, Inc.^
	5.375%, 05/15/27	242,734
145,000	Greystar Real Estate Partners,
	LLC*^
	5.750%, 12/01/25	140,744
375,000	HUB International, Ltd.*^
	7.000%, 05/01/26	376,774
500,000	ILFC E-Capital Trust II*‡
	4.820%, 12/21/65
	3 mo. USD LIBOR + 1.80%	459,540
800,000	Iron Mountain, Inc.µ*^
	5.250%, 03/15/28	741,064
	Jefferies Finance, LLCµ*
600,000	7.375%, 04/01/20	612,267
600,000	7.250%, 08/15/24	589,029
325,000	Ladder Capital Finance Holdings
	LLLP / Ladder Capital Finance
	Corp.µ*
	5.250%, 10/01/25	304,993
260,000	Level 3 Financing, Inc.
	5.375%, 05/01/25	253,826
355,000	LPL Holdings, Inc.*
	5.750%, 09/15/25	345,642
	MetLife, Inc.^
645,000	6.400%, 12/15/36	686,774
36,000	5.875%, 03/15/28‡
	3 mo. USD LIBOR + 2.96%	36,947
715,000	Nationstar Mortgage, LLC /
	Nationstar Capital Corp.µ
	6.500%, 07/01/21	717,116
550,000	Navient Corp.^
	6.750%, 06/25/25	547,275
290,000	NexBank Capital, Inc.*‡&
	6.375%, 09/30/27
	3 mo. USD LIBOR + 4.59%	292,822
525,000	Oil Insurance, Ltd.*‡
	5.319%, 08/31/18
	3 mo. USD LIBOR + 2.98%	498,595
705,000	Quicken Loans, Inc.*^
	5.750%, 05/01/25	703,082
375,000	Simmons First National Corp.‡
	5.000%, 04/01/28
	3 mo. USD LIBOR + 2.15%	372,146
	Springleaf Finance Corp.
497,000	6.875%, 03/15/25^	504,741
319,000	8.250%, 10/01/23µ	353,667
170,000	Towne Bank‡
	4.500%, 07/30/27
	3 mo. USD LIBOR + 2.55%	168,045
785,000	Tronox Finance, PLC*
	5.750%, 10/01/25	757,914
		16,203,261

	Health Care (2.9%)
679,000	Acadia Healthcare Company,
	Inc.µ
	6.500%, 03/01/24	696,511
PRINCIPAL AMOUNT		VALUE
	Bausch Health Cos., Inc.*
750,000	9.000%, 12/15/25^	$795,911
730,000	8.500%, 01/31/27	751,491
350,000	9.250%, 04/01/26	372,697
350,000	7.500%, 07/15/21µ	357,301
1,810,000	Community Health Systems,
	Inc.*^
	8.125%, 06/30/24	1,491,105
1,065,000	DaVita, Inc.^
	5.125%, 07/15/24	1,036,932
825,000	Endo DAC / Endo Finance, LLC /
	Endo Finco, Inc.µ*
	6.000%, 07/15/23	702,690
419,000	Endo Finance, LLC / Endo Finco,
	Inc.*^
	7.250%, 01/15/22	395,968
240,000	HCA Healthcare, Inc.µ
	6.250%, 02/15/21	250,645
	HCA, Inc.
1,355,000	5.375%, 02/01/25^	1,374,309
795,000	5.875%, 05/01/23^	833,049
315,000	7.500%, 11/06/33	337,373
363,000	Horizon Pharma, Inc. / Horizon
	Pharma USA, Inc.µ*
	8.750%, 11/01/24	387,499
385,000	Magellan Health, Inc.µ
	4.400%, 09/22/24	376,101
480,000	Mallinckrodt International Finance,
	SA / Mallinckrodt CB, LLC*^
	5.625%, 10/15/23	414,274
165,000	Team Health Holdings, Inc.*^
	6.375%, 02/01/25	144,511
	Tenet Healthcare Corp.^
1,400,000	6.750%, 06/15/23	1,423,030
675,000	5.125%, 05/01/25	656,012
675,000	Teva Pharmaceutical Finance
	Company, BV^
	2.950%, 12/18/22	622,566
1,162,000	Teva Pharmaceutical Finance IV,
	BVµ^
	3.650%, 11/10/21	1,122,039
150,000	Teva Pharmaceutical Finance IV,
	LLCµ
	2.250%, 03/18/20	146,050
365,000	Teva Pharmaceutical Finance
	Netherlands III, BV^
	6.000%, 04/15/24	378,855
215,000	West Street Merger Sub, Inc.*^
	6.375%, 09/01/25	210,557
		15,277,476
	Industrials (2.5%)
450,000	ACCO Brands Corp.µ*
	5.250%, 12/15/24	446,762
170,000	AerCap Ireland Capital, Ltd. /
	AerCap Global Aviation Trustµ
	5.000%, 10/01/21	175,030
	Allison Transmission, Inc.µ*
275,000	4.750%, 10/01/27	256,388
165,000	5.000%, 10/01/24	162,328
210,000	Apergy Corp.*
	6.375%, 05/01/26	214,519
375,000	ARD Securities Finance Sarl*
	8.750%, 01/31/23
	8.750% PIK rate	375,981

See accompanying Notes to Schedule of Investments

Calamos Global Dynamic Income Fund

SCHEDULE OF INVESTMENTS JULY 31, 2018 (UNAUDITED)

PRINCIPAL AMOUNT		VALUE
365,000	Beacon Roofing Supply, Inc.*^
	4.875%, 11/01/25	$341,029
370,000	Bombardier, Inc.*
	7.500%, 12/01/24	394,009
	Covanta Holding Corp.
425,000	5.875%, 03/01/24µ	425,999
70,000	5.875%, 07/01/25	68,726
390,000	Delphi Technologies, PLC*
	5.000%, 10/01/25	369,782
215,000	Energizer Gamma Acquisition,
	Inc.*^
	6.375%, 07/15/26	221,206
390,000	Fly Leasing, Ltd.µ
	5.250%, 10/15/24	368,659
75,000	FXI Holdings, Inc.µ*
	7.875%, 11/01/24	73,595
750,000	Garda World Security Corp.*
	7.250%, 11/15/21	747,592
685,000	Golden Nugget, Inc.*^
	6.750%, 10/15/24	684,202
495,000	Gray Television, Inc.*^
	5.875%, 07/15/26	484,632
360,000	Great Lakes Dredge & Dock Corp.
	8.000%, 05/15/22	371,930
480,000	H&E Equipment Services, Inc.^
	5.625%, 09/01/25	476,424
	Hertz Corp.
375,000	7.375%, 01/15/21^	371,576
65,000	7.625%, 06/01/22µ*	63,784
	Icahn Enterprises, LP
350,000	6.375%, 12/15/25µ	352,734
330,000	6.750%, 02/01/24^	337,374
200,000	James Hardie International
	Finance, Ltd.*^
	4.750%, 01/15/25	196,265
400,000	Jeld-Wen, Inc.*
	4.625%, 12/15/25	381,044
210,000	JPW Industries Holding Corp.µ*
	9.000%, 10/01/24	214,201
560,000	Meritor, Inc.^
	6.250%, 02/15/24	562,425
370,000	Multi-Color Corp.*^
	4.875%, 11/01/25	344,450
505,000	Navistar International Corp.*^
	6.625%, 11/01/25	528,265
	Park Aerospace Holdings, Ltd.µ*
270,000	5.500%, 02/15/24	267,385
215,000	4.500%, 03/15/23^	206,444
665,000	Park-Ohio Industries, Inc.^
	6.625%, 04/15/27	676,019
360,000	Scientific Games International,
	Inc.*^
	5.000%, 10/15/25	346,945
205,000	Tennant Companyµ
	5.625%, 05/01/25	205,149
75,000	Titan Acquisition, Ltd. / Titan Co-
	Borrower, LLC*
	7.750%, 04/15/26	67,355
200,000	TransDigm UK Holdings, PLC*
	6.875%, 05/15/26	205,612
615,000	United Rentals North America,
	Inc.^
	4.875%, 01/15/28	575,114
195,000	Waste Pro USA, Inc.*
	5.500%, 02/15/26	186,471
		12,747,405
PRINCIPAL AMOUNT		VALUE
	Information Technology (0.9%)
553,000	Alliance Data Systems Corp.*^
	5.875%, 11/01/21	$564,892
	Cardtronics, Inc.
310,000	5.500%, 05/01/25*	277,721
307,000	5.125%, 08/01/22µ	294,115
510,000	CBS Radio, Inc.µ*^
	7.250%, 11/01/24	481,578
275,000	CDK Global, Inc.µ
	4.875%, 06/01/27	270,009
	Clear Channel Worldwide
	Holdings, Inc.^
360,000	7.625%, 03/15/20µ	361,159
135,000	7.625%, 03/15/20	135,459
345,000	CommScope Technologies, LLC*^
	6.000%, 06/15/25	354,161
350,000	Harland Clarke Holdings Corp.µ*
	8.375%, 08/15/22	335,185
	Nuance Communications, Inc.^
430,000	5.625%, 12/15/26µ	428,007
420,000	6.000%, 07/01/24	428,797
385,000	TTM Technologies, Inc.µ*^
	5.625%, 10/01/25	382,236
260,000	VFH Parent, LLCµ*
	6.750%, 06/15/22	267,979
		4,581,298

	Materials (1.4%)
536,000	AK Steel Corp.^
	6.375%, 10/15/25	495,452
480,000	Alcoa Nederland Holding, BVµ*
	7.000%, 09/30/26	519,600
1,170,000	ArcelorMittal, SA^
	7.000%, 10/15/39	1,329,284
360,000	Arconic, Inc.^
	5.125%, 10/01/24	359,649
700,000	Ardagh Packaging Finance, PLC /
	Ardagh Holdings USA, Inc.µ*^
	6.000%, 02/15/25	684,268
140,000	Baffinland Iron Mines Corp. /
	Baffinland Iron Mines, LP*
	8.750%, 07/15/26	140,334
135,000	Cleveland-Cliffs, Inc.
	5.900%, 03/15/20	137,266
75,000	Commercial Metals Company*^
	5.750%, 04/15/26	72,983
	First Quantum Minerals, Ltd.*
232,000	7.000%, 02/15/21	234,649
200,000	7.250%, 04/01/23	200,045
400,000	INEOS Group Holdings, SAµ*^
	5.625%, 08/01/24	396,528
215,000	JW Aluminum Continuous Cast
	Companyµ*
	10.250%, 06/01/26	214,560
190,000	Kinross Gold Corp.µ
	4.500%, 07/15/27	175,715
335,000	New Gold, Inc.*^
	6.375%, 05/15/25	307,759
1,335,000	PBF Holding Company, LLC /
	PBF Finance Corp.µ^
	7.250%, 06/15/25	1,403,392
	United States Steel Corp.^
700,000	6.875%, 08/15/25	716,996
150,000	6.250%, 03/15/26	150,298
		7,538,778

See accompanying Notes to Schedule of Investments

Global Dynamic Income Fund

SCHEDULE OF INVESTMENTS JULY 31, 2018 (UNAUDITED)

PRINCIPAL AMOUNT		VALUE
	Real Estate (0.2%)
12,000	Crescent Communities,
	LLC/Crescent Ventures, Inc.*
	8.875%, 10/15/21	$12,676
630,000	MPT Operating Partnership, LP /
	MPT Finance Corp.µ
	5.000%, 10/15/27	610,751
365,000	Starwood Property Trust, Inc.*^
	4.750%, 03/15/25	360,877
		984,304

	Telecommunication Services (2.6%)
250,000	Altice Financing, SA*^
	7.500%, 05/15/26	244,323
725,000	Altice France, SA*^
	7.375%, 05/01/26	717,659
	Altice Luxembourg, SA*^
200,000	7.750%, 05/15/22	199,792
200,000	7.625%, 02/15/25	186,468
460,000	Altice US Finance I Corp.*^
	5.500%, 05/15/26	452,175
170,000	Block Communications, Inc.*^
	6.875%, 02/15/25	170,178
370,000	CB Escrow Corp.*
	8.000%, 10/15/25	339,049
300,000	Cequel Communications Holdings
	I, LLC / Cequel Capital Corp.*
	7.500%, 04/01/28	310,022
125,000	Cincinnati Bell, Inc.µ*
	7.000%, 07/15/24	111,551
375,000	Consolidated Communications,
	Inc.^
	6.500%, 10/01/22	350,951
1,060,000	CSC Holdings, LLC*^
	5.500%, 04/15/27	1,020,891
1,481,000	Embarq Corp.µ
	7.995%, 06/01/36	1,396,894
	Frontier Communications Corp.^
920,000	11.000%, 09/15/25	748,503
689,000	7.625%, 04/15/24	468,451
150,000	8.500%, 04/01/26*	144,190
	Hughes Satellite Systems Corp.
300,000	6.625%, 08/01/26^	286,875
80,000	5.250%, 08/01/26µ	76,669
425,000	Inmarsat Finance, PLC*^
	4.875%, 05/15/22	421,704
	Intelsat Jackson Holdings, SA
505,000	9.750%, 07/15/25*	540,014
345,000	7.500%, 04/01/21^	347,084
241,000	8.000%, 02/15/24*^	254,106
390,000	Qwest Corp.µ
	6.875%, 09/15/33	369,765
165,000	SBA Communications Corp.^
	4.000%, 10/01/22	160,112
	Sprint Corp.^
1,450,000	7.875%, 09/15/23	1,548,063
955,000	7.125%, 06/15/24	982,132
105,000	7.250%, 09/15/21	110,491
370,000	T-Mobile USA, Inc.µ
	4.750%, 02/01/28	343,421
75,000	Telecom Italia Capital, SA^
	6.000%, 09/30/34	74,409
555,000	United States Cellular Corp.µ
	6.700%, 12/15/33	572,557
200,000	Wind Tre, S.p.A.*^
	5.000%, 01/20/26	180,502
PRINCIPAL AMOUNT			VALUE
		Windstream Services, LLC /
		Windstream Finance Corp.
355,000		8.625%, 10/31/25*	$334,089
115,000		7.750%, 10/01/21	88,549
84,000		10.500%, 06/30/24*	84,079
			13,635,718

		Utilities (0.5%)
145,000		NGPL PipeCo, LLCµ*
		4.875%, 08/15/27	145,182
		NRG Energy, Inc.^
525,000		6.625%, 01/15/27	543,892
228,000		5.750%, 01/15/28*	226,419
685,000		PPL Capital Funding, Inc.^‡
		4.999%, 03/30/67
		3 mo. USD LIBOR + 2.67%	677,698
215,000		Talen Energy Supply, LLCµ*
		10.500%, 01/15/26	186,493
360,000		TerraForm Power Operating, LLC*
		5.000%, 01/31/28	339,565
305,000		Vistra Energy Corp.µ*
		8.125%, 01/30/26	335,893
			2,455,142
		TOTAL CORPORATE BONDS
		(Cost $122,533,881)	120,187,907

CONVERTIBLE BONDS (36.5%)
		Consumer Discretionary (9.1%)
5,400,000		Cie Generale des Etablissements
		Michelin, SCAµ
		0.000%, 01/10/22	5,263,272
		Ctrip.com International, Ltd.
2,500,000		1.990%, 07/01/25^	2,662,712
550,000		1.000%, 07/01/20	546,818
250,000,000	JPY	CyberAgent, Inc.
		0.000%, 02/19/25	2,656,822
331,000		DISH Network Corp.^
		3.375%, 08/15/26	301,730
1,500,000		Gannett Company, Inc.µ*
		4.750%, 04/15/24	1,623,990
20,000,000	JPY	Iida Group Holdings Company,
		Ltd.
		0.000%, 06/18/20	184,091
162,000		Liberty Expedia Holdings, Inc.*^
		1.000%, 06/30/47	164,790
		Liberty Interactive, LLC
697,733		4.000%, 11/15/29	478,659
480,000		3.750%, 02/15/30	326,621
285,000		Liberty Media Corp.µ
		1.375%, 10/15/23	362,785
1,028,000		LVMH Moet Hennessy Louis
		Vuitton, SE
		0.000%, 02/16/21	3,710,119
3,690,000		Marriott Vacations Worldwide
		Corp.µ*
		1.500%, 09/15/22	3,834,556
5,390,000		RHµ*
		0.000%, 06/15/23	5,005,100
168,500	EUR	SEB, SA
		0.000%, 11/17/21	400,501
200,000		Shanghai Port Group BVI Holding
		Company, Ltd.
		0.000%, 08/09/22	214,464

See accompanying Notes to Schedule of Investments

Calamos Global Dynamic Income Fund

SCHEDULE OF INVESTMENTS JULY 31, 2018 (UNAUDITED)

PRINCIPAL AMOUNT			VALUE
500,000	EUR	Steinhoff Finance Holding
		Company
		1.250%, 10/21/23	$293,413
		Tesla, Inc.µ
5,000,000		2.375%, 03/15/22^	5,443,825
4,280,000		1.250%, 03/01/21	4,379,424
200,000		Valeo, SA
		0.000%, 06/16/21	191,107
4,600,000		Vipshop Holdings, Ltd.
		1.500%, 03/15/19	4,534,243
41,000,000	HKD	Zhongsheng Group Holdings, Ltd.
		0.000%, 05/23/23	4,797,972
			47,377,014

		Consumer Staples (0.0%)
200,000		Carrefour, SA
		0.000%, 03/27/24	171,858
		Energy (0.8%)
3,300,000		Nabors Industries, Inc.^
		0.750%, 01/15/24	2,581,788
172,000		SM Energy Company
		1.500%, 07/01/21	181,440
		SunEdison, Inc.@
2,261,000		0.250%, 01/15/20	50,827
275,000		2.000%, 10/01/18	6,162
800,000		TOTAL, SAµ
		0.500%, 12/02/22	914,604
200,000		Tullow Oil Jersey, Ltd.
		6.625%, 07/12/21	245,859
185,000		Whiting Petroleum Corp.
		1.250%, 04/01/20	177,066
			4,157,746
		Financials (3.0%)
36,000,000	JPY	AEON Financial Service
		Company, Ltd.
		0.000%, 09/13/19	338,403
1,600,000	EUR	AURELIUS Equity Opportunities
		SE & Co. KGaA
		1.000%, 12/01/20	2,236,190
880,000		AXA, SAµ*
		7.250%, 05/15/21	960,397
4,700,000	EUR	Corestate Capital Holding, SA
		1.375%, 11/28/22	5,515,071
662,400	EUR	Credit Agricole, SA
		0.000%, 10/03/19	589,581
300,000	EUR	Cromwell SPV Finance Pty, Ltd.
		2.000%, 02/04/20	353,106
200,000	EUR	LEG Immobilien, AGµ
		0.875%, 09/01/25	250,731
480,000,000	JPY	Mitsubishi Chemical Holdings
		Corp.
		0.000%, 03/29/24	4,525,690
300,000	EUR	Solidium Oyµ
		0.000%, 09/04/18	351,008
200,000		Yamaguchi Financial Group,
		Inc.µ‡
		1.839%, 03/26/20
		3 mo. USD LIBOR - 0.50%	204,350
			15,324,527

		Health Care (4.0%)
2,700,000	EUR	Bayer Capital Corp., BVµ
		5.625%, 11/22/19	3,370,801
PRINCIPAL AMOUNT			VALUE
300,000	EUR	Bayer, AGµ
		0.050%, 06/15/20	$411,563
277,000		BioMarin Pharmaceutical, Inc.µ
		1.500%, 10/15/20	338,065
4,951,000	CAD	Canopy Growth Corp.*
		4.250%, 07/15/23	3,729,853
200,000	EUR	GN Store Nord, A/S
		0.000%, 05/31/22	282,746
5,735,000		Illumina, Inc.µ
		0.000%, 06/15/19	7,475,802
250,000	SGD	Indah Capital, Ltd.
		0.000%, 10/24/18	190,972
73,000		Innoviva, Inc.µ*
		2.500%, 08/15/25	77,483
200,000		Insulet Corp.µ*
		1.375%, 11/15/24	220,299
300,000	EUR	Magyar Nemzeti Vagyonkezelo
		Zrt
		3.375%, 04/02/19	358,728
220,000		Molina Healthcare, Inc.
		1.625%, 08/15/44	395,364
220,000		NuVasive, Inc.µ
		2.250%, 03/15/21	249,522
135,000		Pacira Pharmaceuticals, Inc.
		2.375%, 04/01/22	134,460
200,000		QIAGEN, NVµ
		0.875%, 03/19/21	259,546
2,715,000		Teladoc, Inc.µ*
		1.375%, 05/15/25	3,493,078
			20,988,282

		Industrials (3.6%)
430,000,000	JPY	ANA Holdings, Inc.
		0.000%, 09/19/24	3,953,777
3,655,000		Echo Global Logistics, Inc.µ
		2.500%, 05/01/20	4,041,206
506,500	EUR	Elis, SA
		0.000%, 10/06/23	189,670
155,000		Greenbrier Companies, Inc.µ
		2.875%, 02/01/24	184,401
1,750,000		Haitian International Holdings, Ltd.
		2.000%, 02/13/19	1,760,902
43,000,000	HKD	Harvest International Company
		0.000%, 11/21/22	5,474,398
250,000		Johnson Electric Holdings, Ltd.
		1.000%, 04/02/21	268,318
30,000,000	JPY	Kandenko Company, Ltd.
		0.000%, 03/31/21	299,961
40,000,000	JPY	Kansai Paint Company, Ltd.
		0.000%, 06/17/19	376,384
250,000		Larsen & Toubro, Ltd.
		0.675%, 10/22/19	255,089
40,000,000	JPY	LIXIL Group Corp.
		0.000%, 03/04/22	356,457
20,000,000	JPY	Nippon Flour Mills Company, Ltd.
		0.000%, 06/20/25	182,999
578,600	EUR	Safran, SA
		0.000%, 12/31/20	738,774
200,000	EUR	Symrise, AG
		0.238%, 06/20/24	269,678
200,000		Vinci, SAµ
		0.375%, 02/16/22	218,111
			18,570,125

See accompanying Notes to Schedule of Investments

Global Dynamic Income Fund

SCHEDULE OF INVESTMENTS JULY 31, 2018 (UNAUDITED)

PRINCIPAL AMOUNT		VALUE
	Information Technology (8.9%)
2,755,000	Akamai Technologies, Inc.µ*^
	0.125%, 05/01/25	$2,772,233
415,000	Altaba, Inc.µ
	0.000%, 12/01/18	564,838
4,810,000	Atlassian, Inc.*^
	0.625%, 05/01/23	5,307,931
1,500,000	Ciena Corp.*
	3.750%, 10/15/18	1,904,167
520,000	Citrix Systems, Inc.µ
	0.500%, 04/15/19	789,688
95,000	Coupa Software, Inc.µ*
	0.375%, 01/15/23	140,958
2,380,000	Envestnet, Inc.µ
	1.750%, 12/15/19	2,583,121
140,000	Etsy, Inc.µ*
	0.000%, 03/01/23	179,777
3,590,000	Guidewire Software, Inc.µ
	1.250%, 03/15/25	3,574,258
400,000	Hon Hai Precision Industry
	Company, Ltd.
	0.000%, 11/06/22	385,860
113,000	II-VI, Inc.µ*
	0.250%, 09/01/22	119,355
155,000	Inphi Corp.
	0.750%, 09/01/21	145,297
3,000,000	j2 Global, Inc.µ
	3.250%, 06/15/29	3,960,405
171,000	Lumentum Holdings, Inc.µ
	0.250%, 03/15/24	191,612
448,000	Microchip Technology, Inc.
	1.625%, 02/15/27	537,179
77,000	Micron Technology, Inc.
	2.125%, 02/15/33	371,833
2,706,000	New Relic, Inc.µ*
	0.500%, 05/01/23	2,924,482
158,000	Nice Systems, Inc.^
	1.250%, 01/15/24	219,257
430,000	NXP Semiconductors, NV^
	1.000%, 12/01/19	475,625
695,000	Okta, Inc.*^
	0.250%, 02/15/23	843,018
93,000	ON Semiconductor Corp.µ
	1.000%, 12/01/20	121,432
5,265,000	Palo Alto Networks, Inc.µ*
	0.750%, 07/01/23	5,165,123
151,000	Q2 Holdings, Inc.µ*
	0.750%, 02/15/23	175,940
132,000	RealPage, Inc.µ
	1.500%, 11/15/22	186,683
173,000	Silicon Laboratories, Inc.^
	1.375%, 03/01/22	203,171
350,000	Square, Inc.*^
	0.500%, 05/15/23	383,215
200,000	STMicroelectronics, NVµ
	0.000%, 07/03/22	238,534
85,000	Synaptics, Inc.^
	0.500%, 06/15/22	83,932
150,000	Teradyne, Inc.µ
	1.250%, 12/15/23	218,405
100,000	Twitter, Inc.*^
	0.250%, 06/15/24	91,239
150,000	Veeco Instruments, Inc.
	2.700%, 01/15/23	132,781
197,000	Weibo Corp.*^
	1.250%, 11/15/22	192,975
PRINCIPAL AMOUNT			VALUE
190,000		Wix.com, Ltd.*
		0.000%, 07/01/23	$181,791
7,325,000		Workday, Inc.µ*^
		0.250%, 10/01/22	7,752,377
2,810,000		Zendesk, Inc.µ*
		0.250%, 03/15/23	3,066,089
			46,184,581

		Materials (3.7%)
250,000		BASF, SEµ
		0.925%, 03/09/23	235,401
100,000	EUR	Buzzi Unicem, S.p.A.µ
		1.375%, 07/17/19	142,007
4,232,000		Cemex, SAB de CV
		3.720%, 03/15/20	4,296,517
7,800,000		Glencore Funding, LLCµ
		0.000%, 03/27/25	7,022,028
7,430,000		Royal Gold, Inc.µ
		2.875%, 06/15/19	7,649,742
			19,345,695

		Real Estate (1.6%)
1,800,000	EUR	Aroundtown, SA
		1.500%, 01/18/21	2,851,929
1,816,000		AYC Finance, Ltd.
		0.500%, 05/02/19	1,841,887
200,000	EUR	Grand City Properties, SAµ
		0.250%, 03/02/22	244,951
490,000		IH Merger Sub, LLCµ
		3.000%, 07/01/19	618,233
22,000,000	HKD	Smart Insight International, Ltd.
		0.000%, 01/27/19	2,752,084
210,000		Starwood Property Trust, Inc.µ
		4.375%, 04/01/23	211,495
			8,520,579

		Telecommunication Services (1.8%)
400,000	EUR	America Movil, SAB de CV
		0.000%, 05/28/20	460,528
5,625,000		GCI Liberty, Inc.µ*
		1.750%, 09/30/46	5,856,750
2,780,000		Twilio, Inc.*^
		0.250%, 06/01/23	2,932,149
			9,249,427

		TOTAL CONVERTIBLE BONDS
		(Cost $194,327,828)	189,889,834

U.S. GOVERNMENT AND AGENCY SECURITIES (2.3%)
		United States Treasury Note
5,843,000		1.875%, 05/31/22	5,646,131
4,710,000		1.875%, 10/31/22	4,532,387
1,010,000		1.750%, 10/31/20	988,910
1,002,000		1.000%, 06/30/19^	989,260

		TOTAL U.S. GOVERNMENT
		AND AGENCY SECURITIES
		(Cost $12,493,622)	12,156,688

BANK LOANS (1.8%) ‡

		Consumer Discretionary (0.2%)
150,000		American Greetings Corp.
		6.589%, 04/06/24
		3 mo. LIBOR + 4.50%	150,937

See accompanying Notes to Schedule of Investments

Calamos Global Dynamic Income Fund

SCHEDULE OF INVESTMENTS JULY 31, 2018 (UNAUDITED)

PRINCIPAL AMOUNT		VALUE
282,018	Cumulus Media, Inc.
	6.580%, 05/15/22
	1 mo. LIBOR + 4.50%	$278,916
750,750	Weight Watchers International,
	Inc.
	7.050%, 11/29/24
	1 mo. LIBOR + 4.75%	761,193
		1,191,046

	Energy (0.1%)
289,275	McDermott Tech Americas, Inc.
	7.077%, 05/10/25
	1 mo. LIBOR + 5.00%	291,500

	Financials (0.2%)
74,813	AssuredPartners, Inc.
	5.327%, 10/22/24
	1 mo. LIBOR + 3.25%	74,990
374,063	Genworth Financial, Inc.
	6.578%, 03/07/23
	1 mo. LIBOR + 4.50%	382,247
222,727	GLP Financing, LLC
	3.579%, 04/28/21
	1 mo. LIBOR + 1.50%	221,057
300,000	HUB International, Ltd.
	5.335%, 04/25/25
	3 mo. LIBOR + 3.00%	300,172
		978,466

	Health Care (0.6%)
724,832	Amneal Pharmaceuticals, LLC
	5.625%, 05/04/25
	1 mo. LIBOR + 3.50%	731,178
750,000	Bausch Health Cos., Inc.
	5.092%, 06/01/25
	1 mo. LIBOR + 3.00%	751,942
	Gentiva Health Services, Inc.
355,000	9.337%, 07/02/26
	3 mo. LIBOR + 7.00%	362,544
175,928	6.125%, 07/02/25
	3 mo. LIBOR + 3.75%	177,577
348,237	Mallinckrodt International Finance,
	SA
	5.203%, 09/24/24
	3 mo. LIBOR + 2.75%	343,394
350,000	Ortho Clinical Diagnostics, SA
	5.327%, 06/30/25
	1 mo. LIBOR + 3.25%	350,156
596,977	Team Health Holdings, Inc.
	4.827%, 02/06/24
	1 mo. LIBOR + 2.75%	581,307
		3,298,098

	Industrials (0.1%)
344,138	Scientific Games International,
	Inc.
	4.903%, 08/14/24
	2 mo. LIBOR + 2.75%	344,783
358,200	TransDigm, Inc.
	4.577%, 08/22/24
	1 mo. LIBOR + 2.50%	358,791
		703,574
PRINCIPAL AMOUNT		VALUE
	Information Technology (0.2%)
750,000	First Data Corp.
	4.069%, 04/26/24
	1 mo. LIBOR + 2.00%	$750,645

	Real Estate (0.1%)
355,000	Istar, Inc.
	4.842%, 06/28/23
	3 mo. LIBOR + 2.75%	355,666

	Telecommunication Services (0.3%)
375,000	Cincinnati Bell, Inc.
	5.327%, 10/02/24
	1 mo. LIBOR + 3.25%	377,198
359,100	CSC Holdings, LLC
	4.572%, 01/25/26
	1 mo. LIBOR + 2.50%	359,324
350,000	Intelsat Jackson Holdings, SA
	6.625%, 01/02/24	367,171
521,489	New Media Holdings II, LLC!
	0.000%, 06/04/20	526,055
		1,629,748
	TOTAL BANK LOANS
	(Cost $9,125,650)	9,198,743

NUMBER OF SHARES		VALUE

CONVERTIBLE PREFERRED STOCKS (9.9%)
	Energy (0.4%)
8,945	Hess Corp.µ
	8.000%, 02/01/19	652,627
	NuStar Energy, LP‡
44,000	7.625%, 06/15/22
	3 mo. USD LIBOR + 5.64%	982,080
17,300	8.500%, 12/15/21^
	3 mo. USD LIBOR + 6.77%	415,892
		2,050,599

	Financials (0.8%)
5,000	2017 Mandatory Exchangeable
	Trust*
	5.188%, 12/01/20	629,375
14,232	Assurant, Inc.µ
	6.500%, 03/15/21	1,665,144
641	Bank of America Corp.
	7.250%, 12/31/49	815,506
649	Wells Fargo & Company
	7.500%, 12/31/49	823,581
		3,933,606

	Health Care (0.6%)
25,179	Becton Dickinson and Companyµ
	6.125%, 05/01/20	1,598,111
3,000	Teva Pharmaceutical Industries,
	Ltd.
	7.000%, 12/15/18	1,331,040
		2,929,151

	Industrials (0.8%)
1,500	Fortive Corp.µ
	5.000%, 07/01/21	1,582,500

See accompanying Notes to Schedule of Investments

Global Dynamic Income Fund

SCHEDULE OF INVESTMENTS JULY 31, 2018 (UNAUDITED)

NUMBER OF SHARES			VALUE
43,800		Rexnord Corp.µ
		5.750%, 11/15/19	$2,797,506
			4,380,006

		Information Technology (0.3%)
15,000		MTS Systems Corp.
		8.750%, 07/01/19	1,768,485

		Real Estate (1.2%)
3,765		Crown Castle International Corp.µ
		6.875%, 08/01/20	4,017,330
39,750		Welltower, Inc.µ
		6.500%, 12/31/49	2,360,753
			6,378,083

		Telecommunication Services (3.8%)
93,900		Alibaba Exchangeable
		(Softbank)*§
		5.750%, 06/01/19	19,762,382

		Utilities (2.0%)
		NextEra Energy, Inc.µ
83,600		6.123%, 09/01/19	4,786,100
3,000		6.371%, 09/01/18	223,500
		Sempra Energyµ
16,705		6.750%, 07/15/21	1,713,575
4,816		6.000%, 01/15/21	492,725
11,765		South Jersey Industries, Inc.µ
		7.250%, 04/15/21	645,075
25,000		Vistra Energy Corp.µ^
		7.000%, 07/01/19	2,302,500
			10,163,475

		TOTAL CONVERTIBLE
		PREFERRED STOCKS
		(Cost $49,643,916)	51,365,787

COMMON STOCKS (70.5%)
		Consumer Discretionary (4.6%)
1,541		Cumulus Media, Inc. - Class A#	25,812
78,600	EUR	Daimler, AG	5,440,232
100,000		Ford Motor Company~	1,004,000
5,135		GameStop Corp. - Class A^	73,995
6,800	KRW	Hyundai Motor Company	788,074
17,525		Newell Brands, Inc.~	458,980
9,000	EUR	Porsche Automobil Holding, SE	608,762
9,000	EUR	Puma, SE	4,517,416
17,900	EUR	Volkswagen, AG	3,088,472
68,145		Walt Disney Company	7,738,546
			23,744,289
		Consumer Staples (8.6%)
102,000		Coca-Cola Company	4,756,260
31,400	EUR	Danone, SA	2,465,284
160,800	GBP	Diageo, PLC	5,899,343
55,500	EUR	Kerry Group, PLC - Class A	5,905,802
30,000	JPY	Kose Corp.	5,750,353
112,900	CHF	Nestlé, SA	9,200,599
41,890	EUR	Unilever, NV	2,416,674
75,200		US Foods Holding Corp.#	2,542,512
63,700		Walmart, Inc.	5,683,951
			44,620,778
NUMBER OF SHARES			VALUE
		Energy (8.6%)
782,000	GBP	BP, PLC	$5,877,074
28,700		Chevron Corp.~	3,623,949
5,830,000	HKD	China Petroleum & Chemical
		Corp. - Class H	5,604,041
40,000		ConocoPhillips	2,886,800
23,500		Devon Energy Corp.~	1,057,735
20,110		Enterprise Products Partners, LP	583,190
52,300		Exxon Mobil Corp.~	4,262,973
3,975		GasLog, Ltd.	66,979
6,038		Gulfmark Offshore, Inc.#	227,572
5,274		Gulfmark Offshore, Inc.^#	198,777
7,655		Magellan Midstream Partners, LP	549,323
24,000		Noble Corp., PLC^#	140,160
11,080		Ocean Rig UDW, Inc. - Class A#	310,683
87,000	EUR	Royal Dutch Shell, PLC - Class A	2,979,985
82,300	GBP	Royal Dutch Shell, PLC - Class A	2,820,164
98,974		Schlumberger, Ltd.~	6,682,724
14,810		Spectra Energy Partners, LP	547,526
5,280		Targa Resources Corp.	269,650
92,600	EUR	TOTAL, SA	6,039,863
2,500		Williams Companies, Inc.	74,375
1		WPX Energy, Inc.#	16
			44,803,559
		Financials (14.2%)
141,400		American International Group,
		Inc.^	7,806,694
140,388	EUR	Azimut Holding, S.p.A.^	2,352,533
261,500		Bank of America Corp.~	8,075,120
289,431	CHF	Credit Suisse Group, AG#	4,654,778
37,800	EUR	Deutsche Böerse, AG	4,981,526
59,840		E*TRADE Financial Corp.#	3,579,030
25,400		Goldman Sachs Group, Inc.	6,030,722
19,000		Hartford Financial Services
		Group, Inc.	1,001,300
172,200	INR	HDFC Bank, Ltd.	5,446,996
77,200		JPMorgan Chase & Company~	8,874,140
99,000		Manulife Financial Corp.	1,837,440
458,500	HKD	Ping An Insurance Group
		Company of China, Ltd. - Class H	4,268,304
98,000	CAD	Power Financial Corp.	2,297,729
257,500	GBP	Prudential, PLC	6,075,334
34,000		S&P Global, Inc.	6,814,960
			74,096,606
		Health Care (8.4%)
45,670		Alexion Pharmaceuticals, Inc.~#	6,072,283
12,801		Anthem, Inc.	3,238,653
51,000	GBP	AstraZeneca, PLC	3,925,785
76,600		Baxter International, Inc.	5,549,670
1,885		Biogen, Inc.#	630,288
26,500		Celgene Corp.~#	2,387,385
14,200		Humana, Inc.	4,461,356
80,700		Johnson & Johnson~	10,694,364
22,100		Laboratory Corp. of America
		Holdings#	3,875,014
36,455	CHF	Novartis, AG	3,059,366
			43,894,164
		Industrials (5.8%)
190,000	CHF	ABB, Ltd.	4,361,555
37,029	EUR	Alstom, SA	1,660,082
96,100		Delta Air Lines, Inc.	5,229,762
27,200	JPY	FANUC Corp.	5,484,632

See accompanying Notes to Schedule of Investments

Calamos Global Dynamic Income Fund

SCHEDULE OF INVESTMENTS JULY 31, 2018 (UNAUDITED)

NUMBER OF SHARES			VALUE
242,500		General Electric Company	$3,305,275
556,000	GBP	International Consolidated Airlines
		Group, SA	5,174,534
34,600	EUR	KION Group, AG	2,374,560
29,725	EUR	Schneider Electric, SE	2,385,901
			29,976,301

		Information Technology (17.2%)
140,400		Advanced Micro Devices, Inc.#	2,573,532
8,800		Alphabet, Inc. - Class A~#	10,799,536
54,040		Apple, Inc.^~	10,283,272
40,100	EUR	ASML Holding, NV	8,588,146
60,000	JPY	Canon, Inc.	1,946,660
11,600	CAD	Constellation Software, Inc.	8,409,231
31,275		Facebook, Inc. - Class A#	5,397,439
37,300		MasterCard, Inc. - Class A	7,385,400
66,700		Microsoft Corp.	7,075,536
26,000	JPY	Nintendo Company, Ltd.	8,792,864
580,000	EUR	Nokia Corp.	3,148,040
177,700		Taiwan Semiconductor
		Manufacturing Company, Ltd.~	7,323,017
176,200	HKD	Tencent Holdings, Ltd.	8,019,631
			89,742,304

		Materials (1.6%)
154,000	CAD	Barrick Gold Corp.	1,726,041
135,000	CAD	Goldcorp, Inc.	1,687,435
160,000	AUD	Newcrest Mining, Ltd.	2,570,411
30,000	GBP	Rio Tinto, PLC	1,647,026
280,000	CAD	Yamana Gold, Inc.	893,262
			8,524,175

		Telecommunication Services (1.1%)
86,500		America Movil, SAB de CV - Class
		L^	1,480,015
96,000	EUR	Orange, SA	1,636,003
1,176,545	GBP	Vodafone Group, PLC	2,874,253
			5,990,271

		Utilities (0.4%)
45,801	EUR	Engie SA	740,163
10,500		Exelon Corp.	446,250
29,000	EUR	RWE, AG	761,084
			1,947,497

		TOTAL COMMON STOCKS
		(Cost $446,810,485)	367,339,944

WARRANT (0.0%) #
		Consumer Discretionary (0.0%)
2,082		Cumulus Media, Inc.
		05/31/38, Strike $0.00
		(Cost $29,669)	31,751

NUMBER OF CONTRACTS/ NOTIONAL AMOUNT		VALUE

PURCHASED OPTIONS (0.5%) #
	Consumer Discretionary (0.3%)
51	Amazon.com, Inc.
5,100	Call, 08/17/18, Strike $1,585.00	1,011,585
NUMBER OF CONTRACTS/ NOTIONAL AMOUNT			VALUE
18		Booking Holdings, Inc.
1,800		Call, 01/17/20, Strike $1,920.00	$621,990
13	EUR	Kering, SA
1,404		Call, 12/21/18, Strike 520.55	14,546
19	EUR	LVMH Moet Hennessy Louis Vuitt,
1,900		SE
		Call, 12/21/18, Strike 290.00	46,701
140		Sony Corp.
14,000		Call, 10/19/18, Strike $55.00	26,600
			1,721,422

		Industrials (0.0%)
42	EUR	Airbus, SE
4,200		Call, 12/21/18, Strike 100.00	50,439

		Information Technology (0.1%)
32		Lam Research Corp.
3,200		Call, 09/21/18, Strike $190.00	29,680
56		Red Hat, Inc.
5,600		Call, 09/21/18, Strike $160.00	6,580
1,240		Taiwan Semiconductor
124,000		Manufacturing Company, Ltd.
		Call, 10/19/18, Strike $40.00	303,800
			340,060

		Materials (0.0%)
91	GBP	Glencore, PLC
91,455		Call, 12/21/18, Strike 3.80	9,303

		Other (0.1%)
7,160		iShares China Large-cap ETF
716,000		Put, 08/17/18, Strike $42.00	168,260
8,290		iShares MSCI EAFE ETF
829,000		Put, 08/17/18, Strike $67.00	87,045
5,020		iShares MSCI Emerging Markets
502,000		Put, 08/17/18, Strike $43.50	105,420
940		SPDR S&P 500 ETF Trust
94,000		Put, 08/17/18, Strike $275.00	68,150
			428,875

		TOTAL PURCHASED OPTIONS
		(Cost $4,452,755)	2,550,099

NUMBER OF SHARES		VALUE

SHORT TERM INVESTMENTS (6.5%)
17,061,600	Fidelity Prime Money Market Fund
	- Institutional Class, 2.060%***	17,068,424
16,980,933	Morgan Stanley Institutional
	Liquidity Funds - Government
	Portfolio, 1.810%***	16,980,933
	TOTAL SHORT TERM
	INVESTMENTS
	(Cost $34,049,357)	34,049,357

See accompanying Notes to Schedule of Investments

Global Dynamic Income Fund

SCHEDULE OF INVESTMENTS JULY 31, 2018 (UNAUDITED)

TOTAL INVESTMENTS (151.1%)
(Cost $873,467,163)	$786,770,110

MANDATORY REDEEMABLE PREFERRED
SHARES, AT LIQUIDATION VALUE (-12.5%)	(65,000,000)
LIABILITIES, LESS OTHER ASSETS (-38.6%)	(200,904,643)
NET ASSETS (100.0%)	$520,865,467

NUMBER OF SHARES		VALUE

COMMON STOCKS SOLD SHORT (-5.0%) #
	Consumer Discretionary (-1.1%)
(25,450)	Ctrip.com International, Ltd.	(1,047,268)
(68,000)	Gannett Company, Inc.	(718,760)
(23,470)	New York Times Company - Class
	A	(582,056)
(11,600)	Tesla, Inc.	(3,458,424)
		(5,806,508)

	Financials (-0.4%)
(10,440)	Assurant, Inc.	(1,151,532)
(34,000)	AXA Equitable Holdings, Inc.	(747,660)
		(1,899,192)

	Health Care (-0.4%)
(5,550)	Becton Dickinson and Company	(1,389,553)
(38,150)	Teva Pharmaceutical Industries,
	Ltd.	(913,311)
		(2,302,864)

	Industrials (-0.2%)
(14,500)	Fortive Corp.	(1,190,160)

	Information Technology (-2.2%)
(22,194)	Alibaba Group Holding, Ltd.	(4,155,383)
(68,400)	Ciena Corp.	(1,737,360)
(5,400)	Guidewire Software, Inc.	(465,480)
(35,700)	j2 Global, Inc.	(3,028,788)
(28,500)	MTS Systems Corp.	(1,553,962)
(8,366)	Okta, Inc.	(415,372)
		(11,356,345)

	Utilities (-0.7%)
(11,750)	Sempra Energy	(1,358,183)
(15,294)	South Jersey Industries, Inc.	(518,925)
(81,500)	Vistra Energy Corp.	(1,841,900)
		(3,719,008)
	TOTAL COMMON STOCKS
	SOLD SHORT
	(Proceeds $22,940,444)	(26,274,077)
NUMBER OF CONTRACTS/ NOTIONAL AMOUNT		VALUE

WRITTEN OPTION (0.0%) #
Energy (0.0%)
400	Conocophillips
40,000	Call, 01/18/19, Strike $72.50
	(Premium $113,566)	$(201,000)

NOTES TO SCHEDULE OF INVESTMENTS

µ	Security, or portion of security, is held in a segregated account as collateral for note payable aggregating a total value of $150,861,536.
*	Securities issued and sold pursuant to a Rule 144A transaction are excepted from the registration requirement of the Securities Act of 1933, as amended. These securities may only be sold to qualified institutional buyers (“QIBs”), such as the Fund. Any resale of these securities must generally be effected through a sale that is registered under the Act or otherwise exempted from such registration requirements.
^	Security, or portion of security, is on loan.
~	Security, or portion of security, is segregated as collateral (or potential collateral for future transactions) for written options and securities sold short. The aggregate value of such securities is $22,930,175.
‡	Variable rate security. The rate shown is the rate in effect at July 31, 2018.
&	Illiquid security.
@	In default status and considered non-income producing.
!	This position represents an unsettled loan commitment at period end. Certain details associated with this purchase are not known prior to the settlement date, including coupon rate, which will be adjusted on settlement date.
§	Securities exchangeable or convertible into securities of one or more entities that are different than the issuer. Each entity is identified in the parenthetical.
#	Non-income producing security.
***	The rate disclosed is the 7 day net yield as of July 31, 2018.

FOREIGN CURRENCY ABBREVIATIONS

AUD	Australian Dollar
CAD	Canadian Dollar
CHF	Swiss Franc
EUR	European Monetary Unit
GBP	British Pound Sterling
HKD	Hong Kong Dollar
INR	Indian Rupee
JPY	Japanese Yen
KRW	South Korean Won
SGD	Singapore Dollar

Note: Value for securities denominated in foreign currencies is shown in U.S. dollars. The principal amount for such securities is shown in the respective foreign currency. The date on options represents the expiration date of the option contract. The option contract may be exercised at any date on or before the date shown.

See accompanying Notes to Schedule of Investments

Calamos Global Dynamic Income Fund

SCHEDULE OF INVESTMENTS JULY 31, 2018 (UNAUDITED)
CURRENCY EXPOSURE JULY 31, 2018

	Value	% of Total Investments
US Dollar	$529,697,202	69.7%
European Monetary Unit	81,513,190	10.7%
Japanese Yen	34,849,093	4.6%
British Pound Sterling	34,302,816	4.5%
Hong Kong Dollar	30,916,430	4.1%
Swiss Franc	21,276,298	2.8%
Canadian Dollar	18,743,551	2.5%
Indian Rupee	5,446,996	0.7%
Australian Dollar	2,570,411	0.3%
South Korean Won	788,074	0.1%
Singapore Dollar	190,972	0.0%
Total Investments Net of Common Stocks Sold Short and Written Options	$760,295,033	100.0%
Currency exposure may vary over time.

See accompanying Notes to Schedule of Investments

12

Note 1 – Organization and Significant Accounting Policies

Organization. Calamos Global Dynamic Income Fund (the “Fund”) was organized as a Delaware statutory trust on April 10, 2007 and is registered under the Investment Company Act of 1940 (the “1940 Act”) as a diversified, closed-end management investment company. The Fund commenced operations on June 27, 2007.

The Fund’s investment strategy is to generate a high level of current income with a secondary objective of capital appreciation. The Fund, under normal circumstances, will invest at least 40% of its managed assets in securities of foreign issuers in developed and emerging markets, including debt and equity securities of corporate issuers and debt securities of government issuers. “Managed assets” means the Fund’s total assets (including any assets attributable to any leverage that may be outstanding) minus total liabilities (other than debt representing financial leverage).

Significant Accounting Policies. The schedule of investments have been prepared in conformity with accounting principles generally accepted in the United States of America (U.S. GAAP). The Fund is considered an investment company under U.S. GAAP and follows the accounting and reporting guidance applicable to investment companies. The following summarizes the significant accounting policies of the Fund:

Fund Valuation. The valuation of the Fund's investments is in accordance with policies and procedures adopted by and under the ultimate supervision of the board of trustees.

Fund securities that are traded on U.S. securities exchanges, except option securities, are valued at the official closing price, which is the last current reported sales price on its principal exchange at the time each Fund determines its net asset value (“NAV”). Securities traded in the over-the-counter market and quoted on The NASDAQ Stock Market are valued at the NASDAQ Official Closing Price, as determined by NASDAQ, or lacking a NASDAQ Official Closing Price, the last current reported sale price on NASDAQ at the time a Fund determines its NAV. When a last sale or closing price is not available, equity securities, other than option securities, that are traded on a U.S. securities exchange and other equity securities traded in the over-the-counter market are valued at the mean between the most recent bid and asked quotations on its principal exchange in accordance with guidelines adopted by the board of trustees. Each option security traded on a U.S. securities exchange is valued at the mid-point of the consolidated bid/ask quote for the option security, also in accordance with guidelines adopted by the board of trustees. Each over-the-counter option that is not traded through the Options Clearing Corporation is valued based on a quotation provided by the counterparty to such option under the ultimate supervision of the board of trustees.

Fixed income securities, certain convertible preferred securities, and non-exchange traded derivatives are normally valued by independent pricing services or by dealers or brokers who make markets in such securities. Valuations of such fixed income securities, certain convertible preferred securities, and non-exchange traded derivatives consider yield or price of equivalent securities of comparable quality, coupon rate, maturity, type of issue, trading characteristics and other market data and do not rely exclusively upon exchange or over-the-counter prices.

Trading on European and Far Eastern exchanges and over-the-counter markets is typically completed at various times before the close of business on each day on which the New York Stock Exchange (“NYSE”) is open. Each security trading on these exchanges or in over-the-counter markets may be valued utilizing a systematic fair valuation model provided by an independent pricing service approved by the board of trustees. The valuation of each security that meets certain criteria in relation to the valuation model is systematically adjusted to reflect the impact of movement in the U.S. market after the foreign markets close. Securities that do not meet the criteria, or that are principally traded in other foreign markets, are valued as of the last reported sale price at the time the Fund determines its NAV, or when reliable market prices or quotations are not readily available, at the mean between the most recent bid and asked quotations as of the close of the appropriate exchange or other designated time. Trading of foreign securities may not take place on every NYSE business day. In addition, trading may take place in various foreign markets on Saturdays or on other days when the NYSE is not open and on which the Fund's NAV is not calculated.

If the pricing committee determines that the valuation of a security in accordance with the methods described above is not reflective of a fair value for such security, the security is valued at a fair value by the pricing committee, under the ultimate supervision of the board of trustees, following the guidelines and/or procedures adopted by the board of trustees.

The Fund also may use fair value pricing, pursuant to guidelines adopted by the board of trustees and under the ultimate supervision of the board of trustees, if trading in the security is halted or if the value of a security it holds is materially affected by events occurring before the Fund's pricing time but after the close of the primary market or exchange on which the security is listed. Those procedures may utilize valuations furnished by pricing services approved by the board of trustees, which may be based on market transactions for comparable securities and various relationships between securities that are generally recognized by institutional traders, a computerized matrix system, or appraisals derived from information concerning the securities or similar securities received from recognized dealers in those securities.

When fair value pricing of securities is employed, the prices of securities used by a Fund to calculate its NAV may differ from market quotations or official closing prices. In light of the judgment involved in fair valuations, there can be no assurance that a fair value assigned to a particular security is accurate.

Foreign Currency Translation. Values of investments and other assets and liabilities denominated in foreign currencies are translated into U.S. dollars using a rate quoted by a major bank or dealer in the particular currency market, as reported by a recognized quotation dissemination service.

Option Transactions. For hedging and investment purposes, the Fund may purchase or write (sell) put and call options. One of the risks associated with purchasing an option is that the Fund pays a premium whether or not the option is exercised. Additionally, the Fund bears the risk of loss of premium and change in value should the counterparty not perform under the contract. The Fund as writer of an option bears the market risk of an unfavorable change in the price of the security underlying the written option.

Note 2 – Investments

The cost basis of investments for federal income tax purposes at July 31, 2018 was as follows*:

Cost basis of investments	$850,413,153
Gross unrealized appreciation	31,454,352
Gross unrealized depreciation	(121,572,472)
Net unrealized appreciation (depreciation)	$(90,118,120)

* Because tax adjustments are calculated annually, the above table does not reflect tax adjustments. For the previous fiscal year’s federal income tax information, please refer to the Notes to Financial Statements section in the Fund’s most recent semi-annual or annual report.

Note 3 – Short Sales

Securities sold short represent obligations to deliver the securities at a future date. The Fund may sell a security it does not own in anticipation of a decline in the value of that security before the delivery date. When a Fund sells a security short, it must borrow the security sold short and deliver it to the broker-dealer through which it made the short sale. Dividends paid on securities sold short are disclosed as an expense on the Statement of Operations. A gain, limited to the price at which a Fund sold the security short, or a loss, unlimited in size, will be realized upon the termination of a short sale.

To secure its obligation to deliver to the broker-dealer the securities sold short, the Fund must segregate an amount of cash or liquid securities with its custodian equal to any excess of the current market value of the securities sold short over any cash or liquid securities deposited as collateral with the broker in connection with the short sale (not including the proceeds of the short sale). As a result of that requirement, the Fund will not gain any leverage merely by selling short, except to the extent that it earns interest or other income or gains on the segregated cash or liquid securities while also being subject to the possibility of gain or loss from the securities sold short.

Note 4 – Mandatory Redeemable Preferred Shares

On September 6, 2017, the Fund issued 2,600,000 mandatory redeemable preferred shares (“MRPS”) with an aggregate liquidation preference of $65.0 million. Offering costs incurred by the Fund in connection with the MRPS issuance are aggregated with the outstanding liability and are being amortized to Interest expense and amortization of offering costs on Mandatory Redeemable Preferred Shares over the respective life of each series of MRPS and shown in the Statement of Operations.

The MRPS are divided into three series with different mandatory redemption dates and dividend rates. The table below summarizes the key terms of each series of the MRPS at July 31, 2018.

	Term		Shares	Liquidation Preference Per	Aggregate Liquidation
Series	Redemption Date	Dividend Rate	(000’s)	Share	Preference
Series A	9/06/22	3.70%	860	$25	$21,500,000
Series B	9/06/24	4.00%	860	$25	$21,500,000
Series C	9/06/27	4.24%	880	$25	$22,000,000
				Total	$65,000,000

The MRPS are not listed on any exchange or automated quotation system. The MRPS are considered debt of the issuer; therefore, the liquidation preference, which approximates fair value of the MRPS, is recorded as a liability in the Statement of Assets and Liabilities net of deferred offering costs. The MRPS are categorized as Level 2 within the fair value hierarchy.

Holders of MRPS are entitled to receive monthly cumulative cash dividends payable on the first business day of each month. The MRPS currently are rated “AA” by Fitch Ratings, Inc. (“Fitch”). If on the first day of a monthly dividend period the MRPS of any class are rated lower than “A” by Fitch (or lower than the equivalent of such rating by any other rating agency providing a rating pursuant to the request of the Fund), the dividend rate for such period shall be increased by 0.5%, 2.0% or 4.0% according to an agreed upon schedule. The MRPS’ dividend rate is also subject to increase during periods when the Fund has not made timely payments to MRPS holders and/or the MRPS do not have a current credit rating, subject to various terms and conditions. Dividends accrued and paid to the shareholders of MRPS are included in "Interest expense and amortization of offering costs on Mandatory Redeemable Preferred Shares" within the Statement of Operations.

The MRPS rank junior to the Fund’s borrowings under the SSB Agreement and senior to the Fund’s outstanding common stock. The Fund may, at its option, subject to various terms and conditions, redeem the MRPS, in whole or in part, at the liquidation preference amount plus all accumulated but unpaid dividends, plus a make whole premium equal to the discounted value of the remaining scheduled payments. Each class of MRPS is subject to mandatory redemption on the term redemption date specified in the table above. Periodically, the Fund is subject to an overcollateralization test based on applicable rating agency criteria (the “OC Test”) and an asset coverage test with respect to its outstanding senior securities (the “AC Test”). The Fund may be required to redeem MRPS before their term redemption date if it does not comply with one or both tests. So long as any MRPS are outstanding, the Fund may not declare, pay or set aside for payment cash dividends or other distributions on shares of its common stock unless (1) the Fund has satisfied the OC Test on at least one testing date in the preceding 65 days, (2) immediately after such transaction, the Fund would comply with the AC Test, (3) full cumulative dividends on the MRPS due on or prior to the date of such transaction have been declared and paid and (4) the Fund has redeemed all MRPS required to have been redeemed on such date or has deposited funds sufficient for such redemption, subject to certain grace periods and exceptions.

Except as otherwise required pursuant to the Fund’s governing documents or applicable law, the holders of the MRPS have one vote per share and vote together with the holders of common stock of the Fund as a single class except on matters affecting only the holders of MRPS or the holders of common stock. Pursuant to the 1940 Act, holders of the MRPS have the right to elect at least two trustees of the Fund, voting separately as a class. Except during any time when the Fund has failed to make a dividend or redemption payment in respect of MRPS outstanding, the holders of MRPS have agreed to vote in accordance with the recommendation of the board of trustees on any matter submitted to them for their vote or to the vote of shareholders of the Fund generally.

Note 5 – Fair Value Measurement

Various inputs are used to determine the value of the Fund's investments. These inputs are categorized into three broad levels as follows:

●	Level 1 – Prices are determined using inputs from unadjusted quoted prices from active markets (including securities actively traded on a securities exchange) for identical assets.

●	Level 2 – Prices are determined using significant observable market inputs other than unadjusted quoted prices, including quoted prices of similar securities, fair value adjustments to quoted foreign securities, interest rates, credit risk, prepayment speeds, and other relevant data.

●	Level 3 – Prices reflect unobservable market inputs (including the Fund's own judgments about assumptions market participants would use in determining fair value) when observable inputs are unavailable.

Debt securities are valued based upon evaluated prices received from an independent pricing service or from a dealer or broker who makes markets in such securities. Pricing services utilize various observable market data and as such, debt securities are generally categorized as Level 2. The levels are not necessarily an indication of the risk or liquidity of the Fund's investments. Transfers between the levels for investment securities or other financial instruments are measured at the end of the reporting period.

The following is a summary of the inputs used in valuing the Fund's holdings at fair value:

	LEVEL 1	LEVEL 2	LEVEL 3	TOTAL
Assets:
Corporate Bonds	$—	$120,187,907	$—	$120,187,907
Convertible Bonds	—	189,889,834	—	189,889,834
U.S. Government and Agency Securities	—	12,156,688	—	12,156,688
Bank Loans	$—	$9,198,743	$—	$9,198,743
Convertible Preferred Stocks	29,205,545	22,160,242	—	51,365,787
Common Stocks U.S.	185,740,557	253,384	—	185,993,941
Common Stocks Foreign	21,659,663	159,686,340	—	181,346,003
Warrant	—	31,751	—	31,751
Purchased Options	2,550,099	—	—	2,550,099
Short Term Investments	34,049,357	—	—	34,049,357
TOTAL	$273,205,221	$513,564,889	$—	$786,770,110

	LEVEL 1	LEVEL 2	LEVEL 3	TOTAL
Liabilities:
Common Stocks Sold Short U.S.	$26,274,077	$—	$—	$26,274,077
Written Option	201,000	—	—	201,000
TOTAL	$26,475,077	$—	$—	$26,475,077

	TRANSFERS IN TO LEVEL 1	TRANSFERS OUT OF LEVEL 1*	TRANSFERS IN TO LEVEL 2*	TRANSFERS OUT OF LEVEL 2
Investments at Value:
Common Stock Foreign	$—	$2,979,985	$2,979,985	$—
TOTAL	$—	$2,979,985	$2,979,985	$—

* Transfers from Level 1 to Level 2 were due to the availability of an applied factor utilizing a systematic fair valuation model on securities that trade on European and Far Eastern exchanges

ITEM 2. CONTROLS AND PROCEDURES.

a) The registrant’s principal executive officer and principal financial officer have evaluated the registrant’s disclosure controls and procedures within 90 days of this filing and have concluded that the registrant’s disclosure controls and procedures were effective, as of that date, in ensuring that information required to be disclosed by the registrant in this Form N-Q was recorded, processed, summarized, and reported timely.

b) There were no changes in the registrant’s internal controls over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act of 1940) that occurred during the registrant’s last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the registrant’s internal control over financial reporting.

ITEM 3. EXHIBITS.

(a) Certification of Principal Executive Officer.

(b) Certification of Principal Financial Officer.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Calamos Global Dynamic Income Fund

By:	/s/ John P. Calamos, Sr.
Name:	John P. Calamos, Sr.
Title:	Principal Executive Officer
Date:	September 7, 2018

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

Calamos Global Dynamic Income Fund

By:	/s/ John P. Calamos, Sr.
Name:	John P. Calamos, Sr.
Title:	Principal Executive Officer
Date:	September 7, 2018

By:	/s/ Curtis Holloway
Name:	Curtis Holloway
Title:	Principal Financial Officer
Date:	September 7, 2018